Fair value Measurements	6 Months Ended
Jun. 30, 2026
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Fair value Measurements

16.	FAIR VALUE MEASUREMENTS

The Company measures the preferred stock warrant liability and the preferred stock forward contract described in Note 15 and the liability for the undistributed Equity Incentive Shares described in Note 14 at fair value on a recurring basis and classifies each within Level 3 of the fair value hierarchy. There were no financial liabilities measured at fair value on a recurring basis as of December 31, 2025, and there were no transfers between levels during the period.

The fair value of the Warrants was determined using a Black-Scholes option pricing model. The estimated fair value of the underlying common stock used in the model at issuance and at June 30, 2026 was $17.00 per share. Management estimated the fair value of the common stock by reference to the $100,000,000 equity value attributed to the Company in the Merger Agreement with Pulmatrix, Inc., which was negotiated at arm’s length in March 2026, when the Company’s capital consisted solely of common stock and options, and which equates to approximately $17 per fully diluted share. At June 30, 2026, the Merger Agreement remained in effect at the same equity value and no transaction or other development indicated a change in the fair value of the common stock.

For the June 30, 2026 remeasurement, management evaluated developments between the respective issuance dates and June 30, 2026, including the status of the Merger and Offering and other Company-specific and market factors, and concluded that there had been no material change in the fair value of the underlying common shares.

The remaining inputs at issuance and at June 30, 2026 included an expected volatility of 100%, which was estimated based on the volatility of guideline public companies in the Company’s industry, because the Company is privately held and does not have its own trading history, an exercise price of $17.00 per share, an expected dividend yield of 0%, risk-free interest rates based on applicable U.S. Treasury yields (4.31% and 4.40% at the issuance dates and 4.43% at June 30, 2026) and the contractual term of the Warrants (ten years at issuance and 9.8 years remaining at June 30, 2026).

The fair value of the preferred stock forward liability was calculated as the fair value of the Series A Preferred Stock and Warrants the Company is obligated to issue at the second closings, reduced by the present value of the remaining capital commitments to be received. At issuance, the forward contracts required the Company to issue an aggregate of 35,293 shares of Series A Preferred Stock and Warrants exercisable into an equal number of shares of Class A common stock in exchange for aggregate remaining capital commitments of $600,000. The warrant components were valued using the Black-Scholes option pricing model, and the remaining capital commitments were discounted over the expected one-year periods until the respective second closings. The aggregate issuance-date fair value of the forward liabilities was approximately $570,000.

At June 30, 2026, the Company remeasured the warrant components of the forward contracts using the updated remaining warrant terms and remeasured the present values of the remaining capital commitments using the remaining periods of approximately 0.82 and 0.83 years until the respective second closings. The aggregate fair value of the forward liabilities was approximately $566,000 at June 30, 2026. The remeasurement of the warrant and forward liabilities resulted in an aggregate gain of approximately $4,000 recognized in the statements of operations for the period.

As the equity incentive share liability was expected to settle within a few month, the fair value of the liability for the undistributed Equity Incentive Shares equals the fair value of the shares to be delivered and was $1,000,000 upon recognition at the initial closing of the Convertible Notes on April 9, 2026, and at June 30, 2026. Because the obligation is to deliver shares with an aggregate value of $1,000,000, its fair value does not vary with the Company’s share price and no change in fair value was recognized in earnings during the period.

The Company’s obligation under the mandatory funding provision of the Amended and Restated Purchase Agreement described in Note 14 is also measured at fair value on a recurring basis using Level 3 inputs and was insignificant at inception and at June 30, 2026.

The following table presents the changes in the liabilities measured at fair value on a recurring basis:

	Preferred Stock Warrant Liability	Preferred Stock Forward Liability	Equity Incentive Share Liability
Balance as of December 31, 2025	$—	$—	$—
Issuances	136,000	570,000	1,000,000
Change in fair value	—	(4,000)	—
Balance as of June 30, 2026	$136,000	$566,000	$1,000,000